Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	¥ 651,630	$ 94,477	¥ 316,420	¥ (283,345)
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Depreciation and amortization	861,748	124,942	587,080	410,694
Share-based compensation	175,950	25,510	120,724	349,846
Impairment of long-lived assets	83,482	12,104
Allowance for credit losses	7,425	1,077	4,646	3,850
Deferred income tax expense	86,343	12,519	6,598	7,375
Changes in fair value of financial instruments	(7,722)	(1,120)	(12,605)	12,717
Amortization of debt issuance cost	75,702	10,976	35,808	33,455
Others	17,526	2,541	6,188	(120)
Changes in operating assets and liabilities:
Accounts receivable	(1,268,331)	(183,891)	(209,593)	(121,890)
Amount due from related parties			42	88,887
Value added taxes recoverable	121,989	17,687	123,988	6,900
Prepayments and other current assets	137,742	19,971	(194,617)	(38,934)
Operating lease right-of-use assets	40,666	5,896	(1,467)	10,800
Other non-current assets	(32,412)	(4,699)	(13,974)	(3,510)
Accounts payable	(16,700)	(2,421)	14,211	21,236
Income taxes payable	53,772	7,796	1,896	28,622
Amount due to related parties	91,043	13,200	6,754	(61,740)
Accrued expenses and other current liabilities	(144,554)	(20,958)	105,143	69,142
Operating lease liabilities	(40,148)	(5,821)	(129)	(10,854)
Other non-current liabilities	(35,856)	(5,200)	168,392	141,779
Net cash generated from operating activities	859,295	124,586	1,065,505	664,910
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment and other long-lived assets, net of proceeds from sales of property and equipment	(4,441,263)	(643,923)	(3,452,962)	(2,424,647)
Purchase of land use rights	(242,652)	(35,181)	(163,896)	(287,630)
Cash paid for investment and business combination, net of cash acquired	(228,878)	(33,184)	(150,000)	(56,992)
Purchase of short-term investments	(110,000)	(15,949)	(285,506)
Sales and maturities of short-term investments	208,231	30,191	99,393
Net cash used in investing activities	(4,814,562)	(698,046)	(3,952,971)	(2,769,269)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of ordinary shares	0	0	0	1,810,200
Proceeds from IPO and concurrent private placements, net of issuance cost				4,871,804
Payment of issuance cost for ordinary shares issued in prior year			(14,734)
Proceeds from exercise of share options	14,073	2,040	10,449
Principal portion of finance lease payments	(5,284)	(766)	(7,723)	(18,441)
Proceeds from short-term bank loans	323,967	46,971	266,155	68,971
Proceeds from long-term bank loans	5,815,436	843,159	1,749,836	1,743,315
Payment of debt issuance cost	(111,181)	(16,121)	(32,973)	(47,128)
Repayment of short-term bank loans	(258,579)	(37,490)	(64,606)	(15,000)
Repayment of long-term bank loans	(3,117,634)	(452,014)	(613,343)	(224,919)
Net cash generated from financing activities	2,660,798	385,779	1,293,061	8,188,802
Exchange rate effect on cash, cash equivalents and restricted cash	117,693	17,065	(76,056)	(292,820)
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,176,776)	(170,616)	(1,670,461)	5,791,623
Cash, cash equivalents and restricted cash at the beginning of the year	5,241,002	759,874	6,911,463	1,119,840
Cash, cash equivalents and restricted cash at the end of the year	4,064,226	589,258	5,241,002	6,911,463
Supplemental disclosures of cash flow information:
Interest expense paid	664,919	96,404	259,719	197,581
Income taxes paid	200,627	29,088	84,028	27,774
Supplemental disclosures of non-cash information:
Purchase of property and equipment included in accounts payable	2,311,677	335,162	1,598,020	1,121,253
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	3,115,914	451,765	4,390,293	6,705,612
Restricted cash, current	796,549	115,489	460,174	102,598
Restricted cash, non-current	151,763	22,004	390,535	103,253
Cash, cash equivalents and restricted cash at the end of the year	¥ 4,064,226	$ 589,258	¥ 5,241,002	¥ 6,911,463